Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
14.	Income Taxes

Reconciliations of the statutory U.S. federal income tax rates to our effective tax rate for continuing operations follow:

	Years Ended December 31,
	2013	2012	2011
Statutory rate	35.0%	35.0%	35.0%
State tax, net of federal benefit	2.0	0.1	.8
Other, net	.1	(0.5)	(.5)

Effective tax rate	37.1%	34.6%	35.3%

The effective tax rates for discontinued operations for the years ended December 31, 2013, 2012 and 2011 are 16.2 percent, 40.7 percent, and 37.7 percent, respectively. The effective tax rate varies from the statutory U.S. federal rate of 35 percent primarily due to the release of valuation allowances against capital loss carryforwards for 2013, and due to the impact of state taxes, net of federal benefit, for 2013, 2012 and 2011.

Income tax expense consists of:

	December 31,
(Dollars in millions)	2013	2012	2011
Continuing operations current provision/(benefit):
Federal	$567	$474	$436
State	47	27	38
Foreign	—	—	—

Total continuing operations current provision/(benefit)	614	501	474
Continuing operations deferred provision/(benefit):
Federal	142	23	(121)
State	20	(26)	(25)
Foreign	—	—	—

Total continuing operations deferred provision/(benefit)	162	(3)	(146)

Continuing operations provision for income tax expense/(benefit)	776	498	328

Discontinued operations current provision/(benefit):
Federal	$32	$1	$(49)
State	1	—	(5)
Foreign	—	—	—

Total discontinued operations current provision/(benefit)	33	1	(54)
Discontinued operations deferred provision/(benefit):
Federal	(12)	(2)	68
State	(1)	—	6
Foreign	—	—	—

Total discontinued operations deferred provision/(benefit)	(13)	(2)	74

Discontinued operations provision for income tax expense/(benefit)	20	(1)	20

Provision for income tax expense/(benefit)	$796	$497	$348

The tax effect of temporary differences that give rise to deferred tax assets and liabilities include the following:

	December 31,
(Dollars in millions)	2013	2012
Deferred tax assets:
Loan reserves	$893	$940
Market value adjustments on student loans, investments and derivatives	572	671
Stock-based compensation plans	66	77
Accrued expenses not currently deductible	61	34
Deferred revenue	57	60
Other	55	42

Total deferred tax assets	1,704	1,824

Deferred tax liabilities:
Gains/(losses) on repurchased debt	304	306
Other	81	65

Total deferred tax liabilities	385	371

Net deferred tax assets	$1,319	$1,453

Included in other deferred tax assets is a valuation allowance of $19 million and $29 million as of December 31, 2013 and 2012, respectively, against a portion of our federal, state and international deferred tax assets. The valuation allowance is primarily attributable to deferred tax assets for federal and state capital loss carryovers and state and international net operating loss carryovers that management believes it is more likely than not will expire prior to being realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income of the appropriate character (i.e. capital or ordinary) during the period in which the temporary differences become deductible. Management considers, among other things, the economic slowdown, the scheduled reversals of deferred tax liabilities, and the history of positive taxable income available for net operating loss carrybacks in evaluating the realizability of the deferred tax assets.

As of December 31, 2013, we have apportioned state net operating loss carryforwards of $438 million which begin to expire in 2024 and international net operating loss carryforwards of $.3 million which begin to expire in 2032.

Accounting for Uncertainty in Income Taxes

The following table summarizes changes in unrecognized tax benefits:

	December 31,
(Dollars in millions)	2013	2012	2011
Unrecognized tax benefits at beginning of year	$41.2	$45.9	$41.7
Increases resulting from tax positions taken during a prior period	5.8	20.0	20.5
Decreases resulting from tax positions taken during a prior period	(7.7)	(18.0)	(2.1)
Increases/(decreases) resulting from tax positions taken during the current period	28.1	11.3	(9.1)
Decreases related to settlements with taxing authorities	(7.7)	(14.7)	—
Increases related to settlements with taxing authorities	—	—	0.4
Reductions related to the lapse of statute of limitations	(3.7)	(3.3)	(5.5)

Unrecognized tax benefits at end of year	$56.0	$41.2	$45.9

As of December 31, 2013, the gross unrecognized tax benefits are $56.0 million. Included in the $56.0 million are $28.1 million of unrecognized tax benefits that, if recognized, would favorably impact the effective tax rate.

The Company or one of its subsidiaries files income tax returns at the U.S. federal level, in most U.S. states, and various foreign jurisdictions. U.S. federal income tax returns filed for years 2010 and prior have either been audited or surveyed and are now resolved. Various combinations of subsidiaries, tax years, and jurisdictions remain open for review, subject to statute of limitations periods (typically 3 to 4 prior years). We do not expect the resolution of open audits to have a material impact on our unrecognized tax benefits.